Business segment information - Summary of components of segment sales and financial services revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 9,921,513	¥ 8,998,661
Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,739,763	2,656,278
Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,116,949	939,867
Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,238,911	752,987
Electronics Products & Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,339,186	2,068,087
Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,076,424	1,012,497
Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,533,829	1,674,002
All Other | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	98,783	100,736
Corporate and elimination
Disclosure of operating segments [line items]
Total sales and financial services revenue	(222,332)	(205,793)
Customer [member] | Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,674,356	2,604,713
Customer [member] | Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,100,532	927,250
Customer [member] | Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,236,399	751,800
Customer [member] | Electronics Products & Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,297,886	2,016,887
Customer [member] | Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	992,200	937,859
Customer [member] | Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,524,811	1,664,991
Customer [member] | All Other | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	82,264	84,202
Intersegment [member] | Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	65,407	51,565
Intersegment [member] | Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	16,417	12,617
Intersegment [member] | Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,512	1,187
Intersegment [member] | Electronics Products & Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	41,300	51,200
Intersegment [member] | Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	84,224	74,638
Intersegment [member] | Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	9,018	9,011
Intersegment [member] | All Other | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 16,519	¥ 16,534